Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2019	2020
	$	$
Raw materials	4,107	3,719
Work in process	908	291
Finished goods	1,041	8
	6,056	4,018
Less: provision	(1,513)	(1,343)

Inventories, net	4,543	2,675

Provisions were$1,513 and $1,343 in the years ended December 31, 2019 and 2020, respectively, due to obsolescence including the inventories from previous years.